Business combination - Shenzhen Yueji (Details) $ in Thousands										1 Months Ended	12 Months Ended
	Sep. 04, 2020 CNY (¥)	Sep. 03, 2020 CNY (¥)	Aug. 04, 2020 CNY (¥)	Apr. 25, 2020 USD ($)	Apr. 24, 2020 CNY (¥)	Mar. 25, 2020 CNY (¥)	Jan. 01, 2020 CNY (¥)	May 28, 2018 CNY (¥)	Jan. 01, 2018 CNY (¥)	Mar. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Assets and liabilities recognised as a result of the acquisition
Cash and cash equivalents		¥ 1,198,000
Intangible assets		14,000,000
Trade and other receivables		1,700,000
Inventories		452,000
Property, plant and equipment		17,823,000
Trade payables and other payables		(2,717,000)
Borrowings		(810,000)
Lease liabilities		(13,928,000)
Deferred income tax liabilities		(3,337,000)
Non-controlling interest		(4,420,000)
Net identifiable assets acquired		9,961,000
Add: goodwill (Note 14)		29,186,000
Net assets acquired		39,147,000
Net outflow of cash and cash equivalents
Cash and cash equivalents		¥ 1,198,000
Net outflow of cash and cash equivalents included in cash flows from investing activities											¥ (69,951,000)	¥ (28,880,000)	¥ (2,978,000)
Shenzhen Yueji
Business combination
Percentage of voting rights acquired										30.00%		30.00%
Proportion of ownership interest in associate										30.00%
Proportion of equity interest held (as a percent)										60.00%
Total consideration
Fair value of the previously held equity interest at the acquisition date										¥ 30,000,000
Cash paid										30,000,000		¥ 30,000,000
Settlement of pre-existing balance										19,442,000
Total purchase consideration										79,442,000
Assets and liabilities recognised as a result of the acquisition
Cash and cash equivalents										1,054,000
Intangible assets										38,840,000
Trade and other receivables										8,056,000
Inventories										1,966,000
Property, plant and equipment										43,081,000
Trade payables and other payables										(10,491,000)
Borrowings										(3,400,000)
Lease liabilities										(26,057,000)
Income tax payable										(131,000)
Deferred income tax liabilities										(8,323,000)
Non-controlling interest										(17,838,000)
Net identifiable assets acquired										26,757,000
Add: goodwill (Note 14)										52,685,000
Net assets acquired										79,442,000
Net outflow of cash and cash equivalents
Cash and cash equivalents										1,054,000
Net outflow of cash and cash equivalents included in cash flows from investing activities										¥ (28,946,000)
Revenue since acquisition												54,913,000
Net profit (loss) since acquisition												5,353,000
Pro forma revenue												895,456,000
Pro forma profit/(loss) after tax												¥ 85,040,000
Shanghai Jiahong
Business combination
Percentage of voting rights acquired						80.00%
Total consideration
Cash paid						¥ 4,940,000
Consideration payable						2,260,000
Total purchase consideration						7,200,000
Assets and liabilities recognised as a result of the acquisition
Cash and cash equivalents						1,121,000
Intangible assets						2,120,000
Trade and other receivables						602,000
Inventories						123,000
Property, plant and equipment						4,014,000
Trade payables and other payables						(2,392,000)
Lease liabilities						(4,116,000)
Deferred income tax liabilities						(530,000)
Non-controlling interest						(188,000)
Net identifiable assets acquired						754,000
Add: goodwill (Note 14)						6,446,000
Net assets acquired						7,200,000
Net outflow of cash and cash equivalents
Cash consideration						1,500,000
Cash and cash equivalents						1,121,000
Net outflow of cash and cash equivalents included in cash flows from investing activities						¥ (379,000)
Revenue since acquisition											14,587,000
Net profit (loss) since acquisition											677,000
Pro forma revenue							¥ 901,593,000
Pro forma profit/(loss) after tax							(247,616,000)
Xian New Pengai Yueji Medical Aesthetic Clinic Co Ltd Member
Business combination
Percentage of voting rights acquired					70.00%
Total consideration
Cash paid					¥ 10,500,000
Contingent consideration					2,252,000
Settlement of pre-existing balance					456,000
Total purchase consideration					13,208,000
Assets and liabilities recognised as a result of the acquisition
Cash and cash equivalents					245,000
Intangible assets					4,240,000
Trade and other receivables					401,000
Inventories					148,000
Property, plant and equipment					3,881,000
Trade payables and other payables					(180,000)
Lease liabilities					(3,585,000)
Income tax payable					(99,000)
Deferred income tax liabilities					(412,000)
Non-controlling interest					(1,392,000)
Net identifiable assets acquired					3,247,000
Add: goodwill (Note 14)					9,961,000
Net assets acquired					13,208,000
Net outflow of cash and cash equivalents
Cash consideration					(5,820,000)
Cash and cash equivalents					245,000
Net outflow of cash and cash equivalents included in cash flows from investing activities					¥ (5,575,000)
Pro forma revenue				$ 1,690							903,306,000
Pro forma profit/(loss) after tax				$ 1,972							¥ (246,715,000)
Jiangsu Liangyan Medical Aesthetic Clinic Co Ltd Member
Business combination
Percentage of voting rights acquired		80.00%
Total consideration
Cash paid		¥ 25,000,000
Consideration payable		8,181,000
Settlement of pre-existing balance		5,966,000
Total purchase consideration		39,147,000
Assets and liabilities recognised as a result of the acquisition
Cash and cash equivalents		1,198,000
Net outflow of cash and cash equivalents
Cash and cash equivalents		1,198,000
Net outflow of cash and cash equivalents included in cash flows from investing activities		¥ (23,802,000)
Pro forma revenue	¥ 7,910,000						924,948,000
Pro forma profit/(loss) after tax	¥ 1,184,000						(249,660,000)
Guangdong Hanfei
Business combination
Percentage of voting rights acquired			51.00%
Total consideration
Cash paid			¥ 61,000,000
Consideration payable			41,000,000
Contingent consideration			41,021,000
Derivative financial assets			(22,611,000)
Settlement of pre-existing balance			5,016,000
Total purchase consideration			125,426,000
Assets and liabilities recognised as a result of the acquisition
Cash and cash equivalents			1,805,000
Intangible assets			61,057,000
Trade and other receivables			13,020,000
Inventories			7,061,000
Property, plant and equipment			173,577,000
Trade payables and other payables			(34,700,000)
Borrowings			(5,545,000)
Lease liabilities			(135,814,000)
Income tax payable			(23,732,000)
Deferred income tax liabilities			(10,499,000)
Non-controlling interest			(26,669,000)
Net identifiable assets acquired			22,455,000
Add: goodwill (Note 14)			102,971,000
Net assets acquired			125,426,000
Net outflow of cash and cash equivalents
Cash consideration			42,000,000
Cash and cash equivalents			1,805,000
Net outflow of cash and cash equivalents included in cash flows from investing activities			(40,195,000)
Pro forma revenue			181,371,000				1,069,869,000
Pro forma profit/(loss) after tax			¥ 3,996,000				¥ (245,715,000)
Hangzhou Pengai
Business combination
Percentage of voting rights acquired								49.00%
Proportion of equity interest held (as a percent)								100.00%
Total consideration
Fair value of the previously held equity interest at the acquisition date								¥ 6,245,000
Cash paid								6,000,000
Total purchase consideration								12,245,000
Assets and liabilities recognised as a result of the acquisition
Cash and cash equivalents								2,022,000
Intangible assets								1,175,000
Trade and other receivables								5,006,000
Inventories								188,000
Property, plant and equipment								6,365,000
Trade payables and other payables								(5,779,000)
Deferred income tax liabilities								(283,000)
Net identifiable assets acquired								7,758,000
Add: goodwill (Note 14)								4,487,000
Net assets acquired								12,245,000
Net outflow of cash and cash equivalents
Cash consideration								5,000,000
Cash and cash equivalents								2,022,000
Net outflow of cash and cash equivalents included in cash flows from investing activities								(2,978,000)
Revenue since acquisition								9,613,000
Net profit (loss) since acquisition								¥ (298,000)
Pro forma revenue									¥ 765,406,000
Pro forma profit/(loss) after tax									¥ (312,224,000)